                             Janus Investment Fund
                               Janus Equity Funds
                       Janus Bond and Money Market Funds

                       Supplement dated February 28, 2008
                      to Currently Effective Prospectuses

Effective April 1, 2008, this supplement expires.

Effective through March 31, 2008, the following will apply.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

- FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov;
  (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free) for those shareholders investing with a fund through an intermediary (or 1-800-525-3713 for those shareholders investing directly with a fund). Holdings are generally posted under the Holdings & Details tab of each fund on www.janus.com approximately two business days (six business days for money market funds) after the end of the following applicable periods. The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds subadvised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.

- TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

- OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' Statement of Additional Information.

                Please retain this Supplement with your records.

                             Janus Investment Fund
                             Janus Smart Portfolios

                       Supplement dated February 28, 2008
                      to Currently Effective Prospectuses

Effective April 1, 2008, this supplement expires.

Effective through March 31, 2008, the following will apply.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios' holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

- FULL HOLDINGS. Each portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to portfolio shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free) for those shareholders investing with a portfolio through an intermediary (or 1-800-525-3713 for those shareholders investing directly with a portfolio). Holdings are generally posted under the Holdings & Details tab of each portfolio on www.janus.com approximately two business days after the end of the following applicable periods. The portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag.

- TOP HOLDINGS. Each portfolio's top portfolio holdings, in order of position size and as a percentage of a portfolio's total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.

- OTHER INFORMATION. Each portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the portfolios' holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' Statement of Additional Information.

                Please retain this Supplement with your records.

                             Janus Investment Fund

                       Supplement dated February 28, 2008
                      to Currently Effective Prospectuses

Effective April 1, 2008, this supplement expires.

Effective through March 31, 2008, the following will apply.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

- FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov;
  (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free) for those shareholders investing with a fund through an intermediary (or 1-800-525-3713 for those shareholders investing directly with a fund). Holdings are generally posted under the Holdings & Details tab of each fund on www.janus.com approximately two business days (six business days for money market funds) after the end of the following applicable periods. The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds subadvised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.

- TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

- OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund's Statement of Additional Information.

                Please retain this Supplement with your records.

                             Janus Investment Fund
                          Janus Equity and Bond Funds
                            Janus Money Market Funds

                       Supplement dated February 28, 2008
          to Currently Effective Statements of Additional Information

Effective April 1, 2008, this supplement expires.

Effective through March 31, 2008, the following will apply.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

- FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov;
  (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free) for those shareholders investing with a fund through an intermediary (or 1-800-525-3713 for those shareholders investing directly with a fund). Holdings are generally posted under the Holdings & Details tab of each fund on www.janus.com approximately two business days (six business days for money market funds) after the end of the following applicable periods. The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds subadvised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.

- TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

- OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

                Please retain this Supplement with your records.

                             Janus Investment Fund
                             Janus Smart Portfolios

                       Supplement dated February 28, 2008
           to Currently Effective Statement of Additional Information

Effective April 1, 2008, this supplement expires.

Effective through March 31, 2008, the following will apply.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios' holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

- FULL HOLDINGS. Each portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to portfolio shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free) for those shareholders investing with a portfolio through an intermediary (or 1-800-525-3713 for those shareholders investing directly with a portfolio). Holdings are generally posted under the Holdings & Details tab of each portfolio on www.janus.com approximately two business days after the end of the following applicable periods. The portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag.

- TOP HOLDINGS. Each portfolio's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.

- OTHER INFORMATION. Each portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

                Please retain this Supplement with your records.